Deferred revenue (Schedule of changes in deferred revenue) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Deferred Revenue [Abstract]
Stream accounting - Deferred revenue, beginning balance	$ 563,756	$ 566,078
Amortization of deferred revenue
Liability drawdown	(67,263)	(92,398)
Variable consideration adjustments - prior periods	(6,668)	16,295
Accretion on streaming arrangements
Current year additions	60,362	63,725
Variable consideration adjustments - prior periods	(3,692)	6,047
Effects of changes in foreign exchange	189	4,009
Stream accounting - Deferred revenue, ending balance	$ 546,684	$ 563,756